UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08548

Large-Cap Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Large-Cap Value Portfolio

June 30, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value

Aerospace & Defense — 2.2%
United Technologies Corp.	732,821	$81,291,834

		$81,291,834

Air Freight & Logistics — 1.5%
C.H. Robinson Worldwide, Inc.(1)	902,893	$56,331,494

		$56,331,494

Banks — 11.8%
Citigroup, Inc.	1,758,719	$97,151,638
JPMorgan Chase & Co.	2,167,149	146,846,016
KeyCorp	3,785,119	56,852,487
PNC Financial Services Group, Inc. (The)	652,953	62,454,955
Wells Fargo & Co.	1,249,359	70,263,950

		$433,569,046

Capital Markets — 6.6%
Affiliated Managers Group, Inc.(2)	167,105	$36,529,153
Credit Suisse Group AG	2,536,975	69,988,721
Goldman Sachs Group, Inc. (The)	415,072	86,662,883
Invesco, Ltd.	1,366,667	51,236,346

		$244,417,103

Chemicals — 4.2%
Monsanto Co.	560,499	$59,743,588
PPG Industries, Inc.	328,746	37,713,741
Praxair, Inc.(1)	477,174	57,046,152

		$154,503,481

Communications Equipment — 2.3%
QUALCOMM, Inc.	1,334,173	$83,559,255

		$83,559,255

Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.	1,607,577	$74,929,164

		$74,929,164

Electric Utilities — 2.0%
NextEra Energy, Inc.	745,471	$73,078,522

		$73,078,522

Security	Shares	Value

Electrical Equipment — 1.1%
Hubbell, Inc., Class B	361,354	$39,127,411

		$39,127,411

Food & Staples Retailing — 0.7%
Kroger Co. (The)(1)	338,522	$24,546,230

		$24,546,230

Food Products — 1.9%
General Mills, Inc.(1)	1,250,980	$69,704,606

		$69,704,606

Health Care Equipment & Supplies — 2.9%
Medtronic PLC	1,017,212	$75,375,409
Stryker Corp.(1)	337,415	32,246,752

		$107,622,161

Health Care Providers & Services — 0.5%
McKesson Corp.	85,706	$19,267,566

		$19,267,566

Industrial Conglomerates — 5.7%
General Electric Co.	7,917,149	$210,358,649

		$210,358,649

Insurance — 7.0%
ACE, Ltd.	482,791	$49,090,189
Aflac, Inc.(1)	834,309	51,894,020
Lincoln National Corp.(1)	436,896	25,872,981
Prudential PLC	2,524,476	60,838,695
XL Group PLC(1)	1,839,390	68,425,308

		$256,121,193

Internet Software & Services — 1.0%
Google, Inc., Class C(2)	68,923	$35,875,111

		$35,875,111

Life Sciences Tools & Services — 1.1%
Thermo Fisher Scientific, Inc.	325,683	$42,260,626

		$42,260,626

17	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media — 3.2%
CBS Corp., Class B	1,482,280	$82,266,540
Walt Disney Co. (The)(1)	301,138	34,371,891

		$116,638,431

Metals & Mining — 0.7%
Nucor Corp.(1)	541,048	$23,843,985

		$23,843,985

Multi-Utilities — 3.7%
PG&E Corp.	1,353,100	$66,437,210
Sempra Energy(1)	722,394	71,473,662

		$137,910,872

Oil, Gas & Consumable Fuels — 13.6%
Anadarko Petroleum Corp.(1)	804,500	$62,799,270
Devon Energy Corp.	1,080,113	64,255,922
Exxon Mobil Corp.	2,187,972	182,039,271
Occidental Petroleum Corp.(1)	1,356,720	105,512,115
Phillips 66(1)	709,681	57,171,901
Range Resources Corp.(1)	617,282	30,481,385

		$502,259,864

Pharmaceuticals — 5.9%
AbbVie, Inc.(1)	503,692	$33,843,065
Eli Lilly & Co.(1)	344,458	28,758,798
Merck & Co., Inc.	1,568,004	89,266,468
Roche Holding AG PC	81,170	22,759,372
Teva Pharmaceutical Industries, Ltd. ADR	753,316	44,520,976

		$219,148,679

Real Estate Investment Trusts (REITs) — 4.2%
Equity Residential	790,625	$55,478,156
Public Storage	249,700	46,037,189
Simon Property Group, Inc.	308,961	53,456,432

		$154,971,777

Semiconductors & Semiconductor Equipment — 2.3%
Intel Corp.(1)	2,839,828	$86,373,369

		$86,373,369

Software — 5.9%
Microsoft Corp.	1,978,862	$87,366,757
Oracle Corp.(1)	2,303,906	92,847,412

Security	Shares	Value

Software (continued)
SAP SE	540,753	$37,893,958

		$218,108,127

Specialty Retail — 0.5%
Home Depot, Inc. (The)	171,382	$19,045,682

		$19,045,682

Tobacco — 4.6%
Altria Group, Inc.	1,085,929	$53,112,787
Reynolds American, Inc.	1,536,815	114,738,608

		$167,851,395

Total Common Stocks (identified cost $3,205,691,592)		$3,652,715,633

Short-Term Investments — 2.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.10%(3)(4)	$61,267	$61,266,574
Eaton Vance Cash Reserves Fund, LLC, 0.18%(4)	17,709	17,708,669

Total Short-Term Investments (identified cost $78,975,243)		$78,975,243

Total Investments — 101.3% (identified cost $3,284,666,835)		$3,731,690,876

Other Assets, Less Liabilities — (1.3)%		$(46,185,654)

Net Assets — 100.0%		$3,685,505,222

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

(1)	All or a portion of this security was on loan at June 30, 2015.

(2)	Non-income producing security.

(3)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2015. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2015.

18	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2015
Unaffiliated investments, at value including $60,384,653 of securities on loan (identified cost, $3,205,691,592)	$3,652,715,633
Affiliated investments, at value (identified cost, $78,975,243)	78,975,243
Cash	278,589
Foreign currency, at value (identified cost, $95,314)	95,202
Dividends receivable	9,842,521
Interest receivable from affiliated investment	7,181
Receivable for investments sold	35,781,064
Securities lending income receivable	31,623
Tax reclaims receivable	7,517,116
Total assets	$3,785,244,172

Liabilities
Collateral for securities loaned	$61,266,574
Payable for investments purchased	36,371,102
Payable to affiliates:
Investment adviser fee	1,940,251
Trustees’ fees	17,000
Accrued expenses	144,023
Total liabilities	$99,738,950
Net Assets applicable to investors’ interest in Portfolio	$3,685,505,222

Sources of Net Assets
Investors’ capital	$3,238,193,158
Net unrealized appreciation	447,312,064
Total	$3,685,505,222

19	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2015
Dividends (net of foreign taxes, $375,218)	$47,010,963
Securities lending income, net	27,911
Interest allocated from affiliated investment	51,795
Expenses allocated from affiliated investment	(4,685)
Total investment income	$47,085,984

Expenses
Investment adviser fee	$12,031,919
Trustees’ fees and expenses	34,000
Custodian fee	335,651
Legal and accounting services	48,651
Miscellaneous	86,612
Total expenses	$12,536,833
Deduct —
Reduction of custodian fee	$43
Total expense reductions	$43

Net expenses	$12,536,790

Net investment income	$34,549,194

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$340,242,246 (1)
Investment transactions allocated from affiliated investments	103
Foreign currency transactions	340,640
Net realized gain	$340,582,989
Change in unrealized appreciation (depreciation) —
Investments	$(341,409,887)
Foreign currency	315,635
Net change in unrealized appreciation (depreciation)	$(341,094,252)

Net realized and unrealized loss	$(511,263)

Net increase in net assets from operations	$34,037,931

(1)	Includes $111,590,072 of net realized gains from redemptions in-kind.

20	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
From operations —
Net investment income	$34,549,194	$87,918,292
Net realized gain from investment and foreign currency transactions	340,582,989 (1)	1,653,673,995 (2)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(341,094,252)	(1,181,852,804)
Net increase in net assets from operations	$34,037,931	$559,739,483
Capital transactions —
Contributions	$32,956,950	$44,715,138
Withdrawals	(514,402,500)	(2,965,887,259)
Net decrease in net assets from capital transactions	$(481,445,550)	$(2,921,172,121)

Net decrease in net assets	$(447,407,619)	$(2,361,432,638)

Net Assets
At beginning of period	$4,132,912,841	$6,494,345,479
At end of period	$3,685,505,222	$4,132,912,841

(1)	Includes $111,590,072 of net realized gains from redemptions in-kind.

(2)	Includes $44,078,317 of net realized gains from redemptions in-kind.

21	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2015

Supplementary Data

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.64	%(2)	0.63%	0.62%	0.61%	0.60%	0.59%
Net investment income	1.78	%(2)	1.66%	1.57%	1.93%	1.84%	1.50%
Portfolio Turnover	47	%(3)	75%	49%	31%	41%	31%

Total Return	0.81	%(3)	11.38%	29.81%	16.20%	(4.11)%	10.48%

Net assets, end of period (000’s omitted)	$3,685,505		$4,132,913	$6,494,345	$7,214,818	$12,227,704	$17,265,277

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

22	See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Large-Cap Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2015, Eaton Vance Large-Cap Value Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Funds. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund and Cash Collateral Fund reflects the Portfolio’s proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

23

Large-Cap Value Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $2 billion, 0.60% on net assets of $2 billion but less than $5 billion, 0.575% on net assets of $5 billion but less than $10 billion, 0.555% on net assets of $10 billion but less than $15 billion, 0.54% on net assets of $15 billion but less than $20 billion and at reduced rates on daily net assets of $20 billion and over, and is payable monthly. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended June 30, 2015, the Portfolio’s investment adviser fee amounted to $12,031,919 or 0.62% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,796,346,136 and $2,153,120,267, respectively, for the six months ended June 30, 2015. Included in sales is $389,174,447 representing the value of securities delivered in payment of redemptions in-kind.

24

Large-Cap Value Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,295,278,826

Gross unrealized appreciation	$491,352,166
Gross unrealized depreciation	(54,940,116)

Net unrealized appreciation	$436,412,050

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2015.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended June 30, 2015 amounted to $17,595.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral in Cash Collateral Fund.

At June 30, 2015, the value of securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $60,384,653 and $61,266,574, respectively. The carrying amount of the liability for collateral for securities loaned at June 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 7) at June 30, 2015.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

25

Large-Cap Value Portfolio

June 30, 2015

Notes to Financial Statements (Unaudited) — continued

At June 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$135,684,113	$—		$—	$135,684,113
Consumer Staples	262,102,231	—		—	262,102,231
Energy	502,259,864	—		—	502,259,864
Financials	958,251,703	130,827,416		—	1,089,079,119
Health Care	365,539,660	22,759,372		—	388,299,032
Industrials	387,109,388	—		—	387,109,388
Information Technology	386,021,904	37,893,958		—	423,915,862
Materials	178,347,466	—		—	178,347,466
Telecommunication Services	74,929,164	—		—	74,929,164
Utilities	210,989,394	—		—	210,989,394

Total Common Stocks	$3,461,234,887	$191,480,746	*	$—	$3,652,715,633

Short-Term Investments	$—	$78,975,243		$—	$78,975,243

Total Investments	$3,461,234,887	$270,455,989		$—	$3,731,690,876

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance

Large-Cap Value Fund

June 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

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A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

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For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

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Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

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Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

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A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

Large-Cap Value Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Large-Cap Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Large-Cap Value Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

28

Eaton Vance

Large-Cap Value Fund

June 30, 2015

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2014 for the Fund. The Board considered various factors that contributed to the Fund’s relative underperformance during the three-year period, as well as the active and ongoing steps the Adviser had taken to improve performance, including changes in the equity group’s leadership, portfolio management and analysts staffing. In considering the relative underperformance of the Fund over the longer term, the Board noted that the Fund’s performance record had improved relative to its peers in more recent periods. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

29

Eaton Vance

Large-Cap Value Fund

June 30, 2015

Officers and Trustees

Officers of Eaton Vance Large-Cap Value Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Large-Cap Value Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Large-Cap Value Fund and Large-Cap Value Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

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None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

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We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Large-Cap Value Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Large-Cap Value Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7702 6.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	August 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 17, 2015

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	August 17, 2015